UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

Thompson, Siegel & Walmsley LLC

INVESTMENT MANAGEMENT

TS&W Equity Portfolio

The Advisors' Inner Circle Fund

Annual Report

October 31, 2013

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Portfolio’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-4TSW-FUN; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

Dear Shareholders:

We are pleased to provide you with our annual report for the year ended October 31, 2013 for the TS&W Equity Portfolio (the “Portfolio”) managed by Thompson, Siegel & Walmsley LLC (“TS&W”).

On October 31, 2013 the Portfolio’s value was $45,792,486. Our long-term goal for the Portfolio is to provide returns that exceed our benchmark index over a complete economic or market cycle.

Participants in this Portfolio include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate, utilize this Portfolio to achieve their specific investment objectives. The Portfolio is managed by the TS&W team of investment professionals utilizing a value investment philosophy. Our investment teams utilize a consistent investment process in managing all client portfolios.

Our equity portfolio managers use a unique four-factor quantitative screen combined with rigorous fundamental research conducted by experienced teams of analysts who are trying to answer three questions: Why is the stock inexpensive? What are the catalysts for change? And, are the catalysts sustainable?

TS&W Equity Portfolio

The TS&W Equity Portfolio experienced a return of 26.39% after fees and expenses while the S&P 500 Index was up 27.18% for the year ending October 31, 2013. For the most recent three-month period, the Equity Portfolio return was 4.70% after fees and expenses, while the benchmark index returned 4.75%.

The Portfolio’s strong performance over the past 12 months resulted from positive stock selection, most notably in Technology and Consumer Staples. Strong earnings and revenue from Cisco, the portfolio’s top performer over the past 12 months, bolstered returns in Technology. An overweight allocation in drug and grocery store chains and the portfolio’s tilt toward companies with non-traditional exposure to consumer spending in an otherwise expensive Consumer Staples sector was positive. Firm specific underperformance by TEVA and Hologix detracted in Health Care, the Portfolio’s largest laggard. A tepid back-to-school shopping season weighed on retailers like Target, one of the portfolio’s Consumer Discretionary holdings.

The continued improvement in relative performance over the course of the past 18 months has been encouraging. While not at historically cheap levels, the

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

portfolio is comprised of strong companies with improving fundamentals and well diversified business exposures, product lines, and geographies. These companies continue to deliver strong earnings growth and generate free cash flow, providing the financial flexibility to reward patient investors. Market correlations have fallen and remain low, creating an environment focused on company specific factors, another positive development. As macroeconomic concerns have waned, earnings catalysts are being recognized and rewarded, favoring our value oriented process.

As relative performance has improved, the valuation metrics of our portfolio’s holdings have remained among the least expensive of similar investors, with competitive earnings growth opportunities. This suggests the perception gap persists in the portfolio, providing a tailwind for continued strong relative performance. The generally positive market environment we have entered, looks sustainable, buoyed by accommodative monetary policy and the attractive returns offered by equities relative to bonds.

Respectfully submitted,

Horace P. Whitworth, CFA	Lawrence E. Gibson, CFA
Co-Chief Executive Officer	Co-Chief Executive Officer

This represents the managers’ assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

Definition of the Comparative Index

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

TS&W Equity Portfolio Top Ten Holdings at October 31, 2013

(as a percentage of Net Assets)

1.	Johnson & Johnson	2.41%	6.	Kraft Foods Group	2.06%
2.	General Electric	2.34%	7.	Norfolk Southern	1.99%
3.	Oracle	2.29%	8.	Siemens ADR	1.93%
4.	Cisco Systems	2.17%	9.	Corning	1.92%
5.	International Business Machines	2.13%	10.	American International Group	1.91%

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR YEARS ENDED OCTOBER 31, 2013
	1 Year	5 Years	10 Years
TS&W Equity Portfolio	26.39%	11.09%	6.54%
S&P 500 Index	27.18%	15.17%	7.46%

The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Portfolio. The Portfolio’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Portfolio will meet its stated objectives.

The Portfolio’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

See definition of comparative index on page 3.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.0%
	Shares	Value
CONSUMER DISCRETIONARY — 9.0%
Bed Bath & Beyond*	8,500	$657,220
GNC Holdings, Cl A	11,000	647,020
Macy’s	17,150	790,787
Target	10,100	654,379
Tupperware Brands	6,000	537,900
Walt Disney	12,350	847,086

		4,134,392

CONSUMER STAPLES — 7.4%
Kraft Foods Group	17,383	945,288
Philip Morris International	8,950	797,624
Reynolds American	9,400	482,878
Safeway	12,650	441,485
Unilever ADR	18,250	724,890

		3,392,165

ENERGY — 11.9%
BP ADR	16,250	755,625
Chevron	5,450	653,782
EOG Resources	3,800	677,920
Exxon Mobil	6,800	609,416
National Oilwell Varco	4,950	401,841
Noble	17,250	650,325
Occidental Petroleum	8,700	835,896
Royal Dutch Shell ADR, Cl B	12,550	872,476

		5,457,281

FINANCIALS — 15.7%
Allianz ADR	44,650	751,459
American International Group	16,900	872,885
Annaly Capital Management‡	64,200	756,918
CBRE Group, Cl A*	20,950	486,669
Chubb	5,200	478,816
Citigroup	15,000	731,700
Comerica	14,000	606,200
JPMorgan Chase	15,200	783,408
Prudential Financial	5,500	447,645

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
SunTrust Banks	20,850	$701,394
WR Berkley	12,800	562,048

		7,179,142

HEALTH CARE — 11.4%
Baxter International	6,000	395,220
Bio-Rad Laboratories, Cl A*	3,700	457,024
Cigna	6,500	500,370
Hologic*	29,150	652,668
Johnson & Johnson	11,900	1,102,059
Merck	12,400	559,116
Novartis ADR	10,800	837,540
Pfizer	23,100	708,708

		5,212,705

INDUSTRIALS — 14.6%
Foster Wheeler*	24,500	661,255
General Electric	40,950	1,070,433
Koninklijke Philips ADR	20,900	740,069
L-3 Communications Holdings	4,650	467,092
Norfolk Southern	10,600	911,812
Northrop Grumman	6,900	741,819
Rockwell Collins	10,700	747,181
Siemens ADR	6,900	883,269
Trinity Industries	9,750	493,643

		6,716,573

INFORMATION TECHNOLOGY — 21.0%
CA	14,900	473,224
Cisco Systems	44,250	995,625
Corning	51,550	880,989
EMC	33,250	800,327
Intel	28,000	684,040
International Business Machines	5,450	976,695
KLA-Tencor	11,800	774,080
NetApp	10,200	395,862
NVIDIA	47,850	726,363
Open Text	7,300	535,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

COMMON STOCK — continued
	Shares/Face Amount	Value
INFORMATION TECHNOLOGY — continued
Oracle	31,300	$1,048,550
SanDisk	7,450	517,775
Symantec	12,800	291,072
Xilinx	11,100	504,162

		9,604,146

MATERIALS — 3.6%
Freeport-McMoRan Copper & Gold	22,600	830,776
Monsanto	7,750	812,820

		1,643,596

UTILITIES — 4.4%
Dominion Resources	13,650	870,187
National Grid ADR	8,000	503,440
PPL	20,450	626,384

		2,000,011

TOTAL COMMON STOCK (Cost $35,594,296)		45,340,011

REPURCHASE AGREEMENT — 1.1%
Morgan Stanley 0.040%, dated 10/31/13 to be repurchased on 11/01/13, repurchase price $502,321 (collateralized by a U.S. Treasury Bond, par value $369,108, 6.125%, 11/15/27, with a total market value $512,369) (Cost $502,321)	$502,321	502,321

TOTAL INVESTMENTS — 100.1% (Cost $36,096,617)		$45,842,332

Percentages are based on Net Assets of $45,792,486.

* Non-income producing security.

‡ Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

The following is a summary of the inputs used as of October 31, 2013 in valuing the Portfolio’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,340,011	$—	$—	$45,340,011
Repurchase Agreement	—	502,321	—	502,321

Total Investments in Securities	$45,340,011	$502,321	$—	$45,842,332

For the year ended October 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2013, there were no Level 3 securities. For more details of the investment classification, reference the Schedule of Investments.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

At October 31, 2013, sector diversification of the Portfolio was as follows (Unaudited):

Sector Diversification	% of Net Assets	Value
Common Stock
Information Technology	21.0%	$9,604,146
Financials	15.7	7,179,142
Industrials	14.6	6,716,573
Energy	11.9	5,457,281
Health Care	11.4	5,212,705
Consumer Discretionary	9.0	4,134,392
Consumer Staples	7.4	3,392,165
Utilities	4.4	2,000,011
Materials	3.6	1,643,596

Total Common Stock	99.0	45,340,011
Repurchase Agreement	1.1	502,321

Total Investments	100.1	45,842,332
Liabilities in Excess of Other Assets	(0.1)	(49,846)

Net Assets	100.0%	$45,792,486

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $36,096,617)	$45,842,332
Receivable for Capital Shares Sold	15,000
Dividends and Interest Receivable	14,401
Prepaid Expenses	12,228

Total Assets	45,883,961

Liabilities:
Payable due to Investment Adviser	28,679
Payable due to Administrator	10,617
Payable for Trustees’ Fees	3,644
Chief Compliance Officer Fees Payable	3,000
Other Accrued Expenses	45,535

Total Liabilities	91,475

Net Assets	$45,792,486

NET ASSETS:
Paid-in-Capital	$35,495,338
Undistributed Net Investment Income	32,749
Accumulated Net Realized Gain on Investments	518,684
Net Unrealized Appreciation on Investments	9,745,715

Net Assets	$45,792,486

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,307,101

Net Asset Value, Offering and Redemption Price Per Share	$13.85

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
FOR THE YEAR ENDED
OCTOBER 31, 2013

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$1,147,739
Interest	52
Less: Foreign Taxes Withheld	(27,276)

Total Income	1,120,515

Expenses:
Investment Advisory Fees	318,846
Administration Fees	112,316
Trustees’ Fees	13,141
Chief Compliance Officer Fees	6,869
Transfer Agent Fees	56,893
Shareholder Servicing Fees	34,886
Legal Fees	24,585
Filing and Registration Fees	19,059
Printing Fees	15,746
Audit Fees	15,608
Custodian Fees	5,000
Other Expenses	9,312

Total Expenses	632,261

Less:
Fees Paid Indirectly — Note 4	(13)

Net Expenses	632,248

Net Investment Income	488,267

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	4,076,863
Net Change in Unrealized Appreciation on Investments	5,357,991

Net Realized and Unrealized Gain on Investments	9,434,854

Net Increase in Net Assets Resulting from Operations	$9,923,121

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net Investment Income	$488,267	$390,055
Net Realized Gain on Investments	4,076,863	1,416,837
Net Change in Unrealized Appreciation on Investments	5,357,991	2,134,718

Net Increase in Net Assets Resulting from Operations	9,923,121	3,941,610

Dividends:
Net Investment Income	(465,621)	(427,282)

Total Dividends	(465,621)	(427,282)

Capital Share Transactions:
Issued	2,370,147	1,662,324
Reinvestment of Distributions	455,328	415,982
Redeemed	(7,534,482)	(7,972,341)

Net Decrease in Net Assets from Capital Share Transactions	(4,709,007)	(5,894,035)

Total Increase (Decrease) in Net Assets	4,748,493	(2,379,707)

Net Assets:
Beginning of Year	41,043,993	43,423,700

End of Year (including undistributed net investment income of $32,749 and $—, respectively)	$45,792,486	$41,043,993

Share Transactions:
Issued	195,695	158,955
Reinvestment of Distributions	36,723	39,427
Redeemed	(630,023)	(750,349)

Net Decrease in Shares Outstanding from Share Transactions	(397,605)	(551,967)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Year

	Years Ended October 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$11.08	$10.20	$10.01	$8.97	$8.58

Income from Operations:
Net Investment Income(1)	0.14	0.10	0.08	0.05	0.09
Net Realized and Unrealized Gain	2.77	0.89	0.20	1.05	0.38

Total from Operations	2.91	0.99	0.28	1.10	0.47

Dividends:
Net Investment Income	(0.14)	(0.11)	(0.09)	(0.06)	(0.08)

Net Asset Value, End of Year	$13.85	$11.08	$10.20	$10.01	$8.97

Total Return†	26.39%	9.77%	2.80%	12.28%	5.64%

Ratios and Supplemental Data:
Net Assets, End of Year (Thousands)	$45,792	$41,044	$43,424	$45,658	$43,227
Ratio of Expenses to Average Net Assets(2)	1.49%	1.38%	1.34%	1.30%	1.40%
Ratio of Net Investment Income to Average Net Assets	1.15%	0.93%	0.75%	0.57%	1.08%
Portfolio Turnover Rate	29%	22%	30%	34%	41%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	Per share calculations were performed using average shares for the year.
(2)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the TS&W Equity Portfolio (the “Portfolio”), a diversified portfolio. The TS&W Equity Portfolio seeks maximum long-term total returns consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of relatively large companies. The Portfolio may change its investment objective without shareholder approval. The financial statements of the remaining portfolios in the Trust are presented separately. The assets of each portfolio of the Trust are segregated, and a shareholder’s interest is limited to the portfolio of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions,

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolios’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

As of October 31, 2013, there were no securities valued in accordance with fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2013, there have been no significant changes to the Trust’s fair valuation methodology.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2013, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

expense in the Statement of Operations. During the year the Portfolio did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 60 days. For the years ended October 31, 2013 and 2012 there were no redemption fees retained by the Portfolio.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”) and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Shareholder Servicing, Distribution, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator, a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been serviced directly through the transfer agent. All fees in excess of this calculated amount are paid by Thompson, Siegel & Walmsley LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as “Shareholder Servicing Fees”.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

The Portfolio earned cash management credits of $13 which are used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as Custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser, an affiliate of Old Mutual (U.S.) Holdings Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the average daily net assets for the Portfolio.

The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio’s total annual operating expenses from exceeding 1.50%, of the average daily net assets of the Portfolio. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses.

6.	Investment Transactions:

For the year ended October 31, 2013, the Portfolio made purchases of $12,024,355 and sales of $17,058,256 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

Accordingly, the following permanent differences, primarily attributable to real estate investment trust adjustments have been reclassified to (from) the following accounts:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain/(Loss)
$10,103	$(10,103)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2013	$465,621	$—	$465,621
2012	427,282	—	427,282

As of October 31, 2013, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$32,749
Undistributed Long-Term Capital Gain	533,173
Unrealized Appreciation	9,731,232
Other Temporary Differences	(6)

Total Distributable Earnings	$10,297,148

During the year ended October 31, 2013, the Portfolio utilized $3,531,946 of capital loss carryforwards to offset capital gains. There are no capital loss carryforwards remaining at October 31, 2013.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

The Federal tax cost and aggregate gross unrealized appreciation and (depreciation) for the investments held by the Portfolio at October 31, 2013, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$36,111,100	$10,701,493	$(970,261)	$9,731,232

8.	Other:

At October 31, 2013, the percentage of total shares outstanding held by a limited number of shareholders for the Portfolio, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

No. of Shareholders	% Ownership
1	78%

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	Change of Independent Registered Public Accounting Firm:

The Trust has selected BBD, LLP (“BBD”) to serve as the Portfolio’s independent registered public accounting firm for the Portfolio’s fiscal year ended October 31, 2013. The decision to select BBD was recommended by the Portfolio’s Audit Committee on November 13, 2012 and was approved by the Portfolio’s Board of Trustees on November 13-14, 2012. During the Portfolio’s fiscal years ended October 31, 2011 and October 31, 2012, neither the Portfolio, nor anyone on its behalf, consulted with BBD on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of BBD does not reflect any disagreements with or dissatisfaction by the Portfolio or the Portfolio’s Board of Trustees with the performance of the Portfolio’s prior independent registered public accounting firm, Pricewaterhouse Coopers LLP (“PwC”). The decision not to renew the engagement of PwC, effective upon its completion of its

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
OCTOBER 31, 2013

audit for the fiscal year ended October 31, 2012, and to select BBD was recommended by the Portfolio’s Audit Committee and approved by the Portfolio’s Board of Trustees. PwC’s report on the Portfolio’s financial statements for the fiscal years ended October 31, 2009 through October 31, 2012 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Portfolio’s fiscal years ended October 31, 2009 through October 31, 2012 (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Portfolio’s financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

10.	Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required for the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

The Advisors’ Inner Circle Fund and Shareholders of

TS&W Equity Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the TS&W Equity Portfolio (the “Fund”), a series of shares of beneficial interest of The Advisors’ Inner Circle Fund, as of October 31, 2013, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2012 and the financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report dated December 21, 2012, expressed an unqualified opinion on such financial statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2013 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TS&W Equity Portfolio as of October 31, 2013, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

December 18, 2013

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (concluded) (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Annualized Expense Ratios	Expenses Paid During Period*
TS&W Equity Portfolio
Actual Fund Return
Institutional Shares	$1,000.00	$1,109.30	1.58%	$8.40

Hypothetical 5% Return
Institutional Shares	1,000.00	1,017.24	1.58	8.03

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

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THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested”

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED
BOARD MEMBERS[3,4]
ROBERT NESHER 67 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010.
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 73 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT
BOARD MEMBERS[4]
CHARLES E. CARLBOM 79 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.
JOHN K. DARR 69 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-487-9386. The following chart lists Trustees and Officers as of October 31, 2013.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds, President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds . Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd, SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited . Director of the Distributor since 2003.

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds; Director of Oregon Transfer Co.

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, Meals on Wheels, Lewes/Rehoboth Beach, DE.

5	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3] (continued)
JOSEPH T. GRAUSE, JR. 61 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.
MITCHELL A. JOHNSON 71 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.
BETTY L. KRIKORIAN 70 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008 – 2010. Self-Employed Legal and Financial Services Consultant since 2003.
BRUCE R. SPECA 57 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President — Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.
JAMES M. STOREY 82 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

Other Directorships Held by Board Member[4]

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, The Korea Fund, Inc.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust. Trustee of SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. until December 2010.

4	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT
BOARD MEMBERS[3] (continued)
GEORGE J. SULLIVAN, JR. 70 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS
MICHAEL BEATTIE 48 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
MICHAEL LAWSON 53 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005.
RUSSELL EMERY 50 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006.
DIANNE M. DESCOTEAUX 36 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

Other Directorships Held by Board Member/Officer[4]

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP Adviser Managed Trust and New Coveneant Funds; member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

None.
None.
None.
None.

4	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)
EDWARD McCUSKER 29 yrs. old	Privacy Officer (Since 2013) AML Officer (Since 2013)	SEI’s Private Trust Company 2006 – 2008. SEI’s Private Banking 2008 – 2010. AML SEI Private Trust Company 2010 – 2011. AML Manager of SEI Investments 2011 – 2013. AML and Privacy Officer 2013.
JOHN MUNCH 42 yrs.old	Vice President and Assistant Secretary (since 2012)	Attorney at SEI Investments Company since 2001.
LISA WHITTAKER 35 yrs. old	Vice President and Assistant Secretary (since 2013)	Attorney, SEI Investments Company (2012 – present). Associate Counsel, The Glenmede Trust Company (2011 – 2012). Associate, Drinker Biddle & Reath LLP (2006 – 2011).

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

Other Directorships Held by Officer

None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

NOTICE TO SHAREHOLDERS (Unaudited)

Federal Income Tax Information

At October 31, 2013, the TS&W Equity Portfolio hereby designate $465,621, as ordinary income dividends. The TS&W Equity Portfolio designates $465,621 as corporate dividends received deduction.

As created by the Jobs and Growth Tax Relief Reconciliation Act of 2003, the amount of dividend income that qualifies as “Qualifying Dividend Income” is $465,621 and for the TS&W Equity Portfolio. It is the intention for the Portfolio to designate the maximum amount permitted by law.

As created by the American Jobs Creation Act of 2004, “Qualified Interest Income” represents the amount of qualifying interest that is exempt from U.S. Withholding when paid to foreign investors. The TS&W Equity Portfolio hereby designates $21, as qualified interest income.

As created by the American Jobs Creation Act of 2004, “Short-Term Capital Gain Dividends” represents the amount of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. The TS&W Equity Portfolio hereby designates $0, as short term capital gain dividends.

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund — TS&W Equity Portfolio who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts for state income. The TS&W Equity Portfolio hereby designates $0, as U.S. government interest.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2013. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

TS&W Equity Portfolio

P.O. Box 219009

Kansas City, MO 64121

1-866-4TSW-FUN

Adviser:

Thompson, Siegel & Walmsley LLC

6806 Paragon Place, Suite 300

Richmond, VA 23230

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$131,000	$0	$0	$250,692	$0	$0
(b)	Audit-Related Fees	$24,800	$0	$0	$12,000	$0	$0
(c)	Tax Fees	$23,755	$0	$0	$55,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$489,500	N/A	N/A	$406,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$10,166	N/A	N/A	$11,292	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$199,000	N/A	N/A	$120,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$71,070	N/A	N/A	$69,000	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$17,000	N/A	N/A	N/A	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2013	2012
Audit-Related Fees	19%	5%
Tax Fees	18%	23%
All Other Fees	N/A	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2013	2012
Audit-Related Fees	N/A	N/A
Tax Fees	2%	3%
All Other Fees	N/A	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2013	2012
Audit-Related Fees	N/A	N/A
Tax Fees	36%	58%
All Other Fees	N/A	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2013	2012
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)	Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $1,616,000 and $29,771,000 for 2013 and 2012, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $90,266 and $296,142 for 2013 and 2012, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2013 and 2012, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2013 and 2012, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 9, 2014

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer, Controller & CFO
Date: January 9, 2014

*	Print the name and title of each signing officer under his or her signature.